RELATED PARTIES BALANCES AND TRANSACTIONS (Details Narrative) - USD ($)		3 Months Ended		6 Months Ended
	Aug. 28, 2021	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2024	Jan. 31, 2023	Aug. 31, 2023	Jul. 31, 2023
Related Party Transaction [Line Items]
Due from related party		$ 0		$ 0			$ 54,134
Compensation expenses		60,000		120,000
General and administrative expenses		136,721	$ 19,202	255,426	$ 34,214
Office Space Sharing Agreement [Member]
Related Party Transaction [Line Items]
General and administrative expenses		0	5,560	0	9,079
Adjustment to additional paid in capital		$ 0	$ 5,560	$ 0	$ 9,079
RQS Capital [Member]
Related Party Transaction [Line Items]
Due from related party						$ 54,167
Shufang Gao [Member]
Related Party Transaction [Line Items]
Office space sharing related parties percentage	60.00%
Ying Deng [Member]
Related Party Transaction [Line Items]
Office space sharing related parties percentage	30.00%